Note 11 - Deposits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
NOTE
11
Deposits
Deposits and their weighted average interest rates at
December 31, 2018
and
2017
are summarized as follows:

	201 8			2017
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$163,500	26.2%	0.00%	$172,007	27.1%
NOW accounts	0.10	88,715	14.3	0.05	90,599	14.3
Savings accounts	0.08	76,839	12.3	0.08	75,255	11.8
Money market accounts	0.56	181,374	29.1	0.40	186,937	29.4
		510,428	81.9		524,798	82.6
Certificates by rate:
0-0.99%		32,904	5.3		58,444	9.2
1-1.99%		47,627	7.6		43,691	6.9
2-2.99%		31,680	5.1		8,550	1.3
3-3.99%		713	0.1		118	0.0
Total certificates	1.32	112,924	18.1	0.94	110,803	17.4
Total deposits	0.43	$623,352	100.0%	0.30	$635,601	100.0%

At
December 31, 2018
and
2017,
the Company had
$182.0
million and
$204.2
million, respectively, of deposit accounts with balances of
$250,000
or more. At
December 31, 2018
and
2017,
the Company had
no
certificate accounts that had been acquired through a broker.

Certificates had the following maturities at
December 31, 2018
and
2017:

	2018		2017
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$39,004	1.23%	$28,133	0.54%
7-12 months	36,711	1.29	37,439	0.95
13-36 months	33,941	1.46	39,382	1.14
Over 36 months	3,268	1.44	5,849	1.28
	$112,924	1.32	$110,803	0.94

At
December 31, 2018
and
2017,
the Company had pledged mortgage loans and mortgage-backed and related securities with an amortized cost of approximately
$17.9
million and
$18.9
million, respectively, as collateral for certain deposits.

Interest expense on deposits is summarized as follows for the years ended
December 31, 2018,
2017
and
2016:

(Dollars in thousands)	2018	2017	2016
NOW accounts	$62	77	50
Savings accounts	61	63	62
Money market accounts	865	560	366
Certificates	1,243	770	524
	$2,231	1,470	1,002